Management of Financial Risk - Schedule of lease liability payments (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	$ 148	$ 235
Less than 1 year [Member]
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	88	87
1-3 years [Member]
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	60	148
3-5 years [Member]
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	0	0
After 5 years [Member]
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	0	0
Basic office lease [Member]
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	148	235
Basic office lease [Member] | Less than 1 year [Member]
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	88	87
Basic office lease [Member] | 1-3 years [Member]
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	60	148
Basic office lease [Member] | 3-5 years [Member]
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	0	0
Basic office lease [Member] | After 5 years [Member]
Disclosure of contractual obligations related to lease liability payments [Line Items]
Payments due by Period	$ 0	$ 0